Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 21, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Awards and Grant Practices
•The Committee’s long-standing practice is to approve and grant annual LTI awards, including stock options, on a pre-determined schedule in the first quarter of each year in accordance with the company’s annual compensation cycle. Not only does this timing allow the Committee to align equity awards with our annual performance and business goals but it also prevents intentionally timing such grants in anticipation of the release of material nonpublic information (MNPI). Our disclosure of MNPI is also not timed on the basis of equity award grant dates.
•In addition, the Committee may at times grant equity incentive awards, including stock options, to newly hired or promoted employees or to recognize executives outside of the annual grant cycle. In such cases, the effective date of the grant, or the grant date, will be the third day of the month following such hire or promotion, or if such date is not a trading day, the next trading day, as approved by the Committee. All equity awards granted through this process are conditioned on the employee being an active employee on the grant date. The exercise price of any stock option to purchase our common stock will be the closing market price of our common stock on the grant date on the principal national securities exchange on which our common stock is listed or admitted to trade. For additional information on the Committee’s practices, see page 37.
As required by Item 402(x) of Regulation S-K under the Exchange Act, we are providing the following information about the stock options granted to our NEOs on February 21, 2024, the same business day on which we filed our Form 10-K for the fiscal year ended December 31, 2023.

Name (a)	Grant date (b)	Number of securities underlying the award (c)	Exercise price of the award ($/Sh) (d)	Grant date fair value of the award (e)
Percentage change in the closing market price of
the securities underlying the award between the
trading day ending immediately prior to the
disclosure of material nonpublic information and
the trading day beginning immediately following
the disclosure of material nonpublic information
(f)

Mr. Wilson	2/21/2024	119,784	$159.17	$4,736,259	0.29%
Mr. Merten	2/21/2024	18,209	$159.17	$719,984	0.29%
Mr. Rizzo	2/21/2024	22,129	$159.17	$874,981	0.29%
Mr. Dugenske	2/21/2024	18,810	$159.17	$743,747	0.29%
Ms. DeBiase	2/21/2024	10,926	$159.17	$432,014	0.29%

Award Timing Method	The Committee’s long-standing practice is to approve and grant annual LTI awards, including stock options, on a pre-determined schedule in the first quarter of each year in accordance with the company’s annual compensation cycle. Not only does this timing allow the Committee to align equity awards with our annual performance and business goals but it also prevents intentionally timing such grants in anticipation of the release of material nonpublic information (MNPI). Our disclosure of MNPI is also not timed on the basis of equity award grant dates. •In addition, the Committee may at times grant equity incentive awards, including stock options, to newly hired or promoted employees or to recognize executives outside of the annual grant cycle. In such cases, the effective date of the grant, or the grant date, will be the third day of the month following such hire or promotion, or if such date is not a trading day, the next trading day, as approved by the Committee. All equity awards granted through this process are conditioned on the employee being an active employee on the grant date. The exercise price of any stock option to purchase our common stock will be the closing market price of our common stock on the grant date on the principal national securities exchange on which our common stock is listed or admitted to trade.
Award Timing Predetermined	true
Awards Close in Time to MNPI Disclosures, Table

Name (a)	Grant date (b)	Number of securities underlying the award (c)	Exercise price of the award ($/Sh) (d)	Grant date fair value of the award (e)
Percentage change in the closing market price of
the securities underlying the award between the
trading day ending immediately prior to the
disclosure of material nonpublic information and
the trading day beginning immediately following
the disclosure of material nonpublic information
(f)

Mr. Wilson	2/21/2024	119,784	$159.17	$4,736,259	0.29%
Mr. Merten	2/21/2024	18,209	$159.17	$719,984	0.29%
Mr. Rizzo	2/21/2024	22,129	$159.17	$874,981	0.29%
Mr. Dugenske	2/21/2024	18,810	$159.17	$743,747	0.29%
Ms. DeBiase	2/21/2024	10,926	$159.17	$432,014	0.29%

Wilson [Member]
Awards Close in Time to MNPI Disclosures
Name		Mr. Wilson
Underlying Securities | shares		119,784
Exercise Price | $ / shares		$ 159.17
Fair Value as of Grant Date | $		$ 4,736,259
Underlying Security Market Price Change		0.0029
Merten [Member]
Awards Close in Time to MNPI Disclosures
Name		Mr. Merten
Underlying Securities | shares		18,209
Exercise Price | $ / shares		$ 159.17
Fair Value as of Grant Date | $		$ 719,984
Underlying Security Market Price Change		0.0029
Rizzo [Member]
Awards Close in Time to MNPI Disclosures
Name		Mr. Rizzo
Underlying Securities | shares		22,129
Exercise Price | $ / shares		$ 159.17
Fair Value as of Grant Date | $		$ 874,981
Underlying Security Market Price Change		0.0029
Dugenske [Member]
Awards Close in Time to MNPI Disclosures
Name		Mr. Dugenske
Underlying Securities | shares		18,810
Exercise Price | $ / shares		$ 159.17
Fair Value as of Grant Date | $		$ 743,747
Underlying Security Market Price Change		0.0029
DeBiase [Member]
Awards Close in Time to MNPI Disclosures
Name		Ms. DeBiase
Underlying Securities | shares		10,926
Exercise Price | $ / shares		$ 159.17
Fair Value as of Grant Date | $		$ 432,014
Underlying Security Market Price Change		0.0029